Disposal of Shanghai Jingyue (Details) - Shanghai Jingyue [Member] - USD ($)		6 Months Ended
	Jun. 27, 2025	Jun. 30, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest rate	100.00%
Purchase inventories with carrying value		$ 162,535
Disposal of inventories	$ 4,760,997	3,330,617
Waive the company’s liabilities		4,389,889
Net increase of income tax expense		$ 301,704
Net asset deficits	3,598,341
Original cost	$ 301,704